EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE

Note 10. Equity Incentive Plan and Stock Based Compensation Expense

2015 Equity Incentive Plan

The Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”) in August 2015, which provides for the granting of ISO, NSO, and restricted shares to employees, directors, and consultants. The 2015 Plan authorized a total of 591,394 shares reserved for future issuance. Under amendments to the 2015 Plan, an additional 2,547,746 shares in 2017, 2,243,140 shares in 2019, and 500,000 shares in 2022 were authorized to be reserved for future issuance. As of December 31, 2022, there were 5,882,280 shares of common stock reserved for future issuance pursuant to the 2015 Plan.

Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.

The following summarizes stock option activity under the 2015 Plan:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	4,748,713	$1.39	6.6	$741
Granted	210,000	$1.55
Exercised	(88,500)	$0.71
Cancelled	(2,022,729)	$1.39
Outstanding as of December 31, 2022	2,847,484	$1.43	7.3	$1,419
Exercisable as of December 31, 2022	1,757,275	$1.36	6.6	$998
Vested and expected to vest as of December 31, 2022	2,847,484	$1.43	7.3	$1,419

The aggregate intrinsic value of stock options exercised was $74 thousand and $22 thousand for the years ended December 31, 2022, and 2021, respectively. There was no restricted stock activity (RSA) under the 2015 Plan for the year ended December 31, 2022.

Stock-Based Compensation Expense

Weighted-average grant date fair value of the options granted during the years ended December 31, 2022, and 2021, was $1.03 per share and $0.91 per share, respectively. The Company estimated the fair value of stock options using the Black-Scholes option pricing model which requires the use of highly subjective assumptions to determine the fair value of stock-based awards. The fair value of employee and non-employee stock options is recognized as expense on the straight-line basis over the requisite service period of the awards. These assumptions include:

●	Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

●	Expected volatility — Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty. The Company will continue to apply this process until enough historical information regarding the volatility of its own stock becomes available.

●	Expected term — The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the midpoint of the time-to-vesting and the contractual term of the stock-based awards. The Company utilizes this method due to lack of historical exercise data.

●	Expected dividend rate — The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The fair value of employee stock options during the years ended December 31, 2022, and 2021 was estimated using the following weighted-average assumptions:

	Year ended December 31,
	2022	2021
Expected term (in years)	6.00	5.68
Risk-free interest rate	1.61%	1.07%
Expected dividend rate	0.0%	0.0%
Expected volatility	75.73%	67.81%

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s statement of operations and comprehensive loss (in thousands):

	Year ended December 31,
	2022	2021
Research and development	$146	$178
General and administrative	435	601
Total	$581	$779

As of December 31, 2022, the total stock-based compensation expense related to stock awards not yet recognized was $1.0 million and will be recognized over a weighted-average remaining period of approximately 2.2 years.